Forward Merger - Narratives (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended
	Jul. 21, 2023	Apr. 27, 2023	Jan. 06, 2023	Feb. 08, 2021	Jun. 30, 2023	Dec. 31, 2023	Jun. 08, 2023	Dec. 31, 2022	Dec. 12, 2022
Summary of Significant Accounting Policies
Number of shares to be received prior to merger	2.328
Common stock, par value						$ 0.0001		$ 0.0001
Common stock, shares outstanding						37,159,600		138,825,356
Number of common stock issued on conversion	1
Founder Shares
Summary of Significant Accounting Policies
Common stock, par value	$ 0.0001
Common stock, shares outstanding	6,900,000
Number of common stock issued on conversion	1
Number of founder shares subject to vesting and forfeiture conditions.	3,450,000	3,450,000
Value of shares				$ 0
Percentage of shares subject to vesting and forfeiture conditions	50.00%
Remaining shares without vesting conditions	3,450,000
Grante date fair value of remaining shares without vesting conditions expensed	$ 31,400
Founder Shares | Sponsor
Summary of Significant Accounting Policies
Shares purchased				6,900,000
Value of shares				$ 69,000
Proceeds from IPO				$ 25,000
Share price				$ 0.004
Committed Financing Arrangements | Class A member
Summary of Significant Accounting Policies
Number of shares issued upon conversion					3,571,429
Conversion price of convertible debt					$ 7.00
Priveterra | Additional Committed Financing Agreement with A1 | Class A member
Summary of Significant Accounting Policies
Number of shares issued upon conversion					2,226,182
Intangible Assets Acquired
Summary of Significant Accounting Policies
Number of shares to be received prior to merger									2.328
Intangible Assets Acquired | Additional Committed Financing Agreement with A1
Summary of Significant Accounting Policies
Number of shares issued upon conversion					3,571,429
Conversion price of convertible debt					$ 7.00
Intangible Assets Acquired | Committed Financing Arrangements
Summary of Significant Accounting Policies
Conversion price of convertible debt					$ 7.00
Intangible Assets Acquired | Priveterra
Summary of Significant Accounting Policies
Common stock, par value	$ 0.0001
Number of shares issued upon conversion			2,226,182
Fair value of contingent consideration		$ 125,700	$ 125,699
Fair value of the replacement awards	$ 13,300	13,300	$ 13,331
Voting interest acquired (as a percent)			100.00%
Share price			$ 10.84
Intangible Assets Acquired | Priveterra | Stock options issued and outstanding
Summary of Significant Accounting Policies
Fair value of the replacement awards		11,500
Intangible Assets Acquired | Priveterra | RSU
Summary of Significant Accounting Policies
Fair value of the replacement awards		$ 1,800
Intangible Assets Acquired | Priveterra | Additional Committed Financing Agreement with A1
Summary of Significant Accounting Policies
Aggregate principal amount							$ 20,000
Notes issued					$ 14,000
Shares issued for Committed Financing (in shares)					2,226,182
Proceeds from issuance of convertible notes					$ 25,000
Intangible Assets Acquired | Priveterra | A1 and Daewoong
Summary of Significant Accounting Policies
Aggregate principal amount			$ 15,000
Intangible Assets Acquired | Priveterra | Priveterra and Old AEON
Summary of Significant Accounting Policies
Aggregate principal amount			5,000
Intangible Assets Acquired | Operating expenses
Summary of Significant Accounting Policies
Acquired in-process research and development			$ 348,000
Discount rate used in determining the value of the acquired IPR&D			25.00%
Implied internal rate used in determining the value of the acquired IPR&D			24.80%
Long-term growth rate used in determining the value of the acquired IPR&D			4.00%